Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalent
Schedule of cash and cash equivalents

	As of December 31,
(in thousands)	2023	2022
Short-term deposits	$10,326	$9,965
Current bank accounts	33,905	90,368
	$44,231	$100,333